Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables
Trade payables	R 24,972	R 26,311
Capital project related payables	861	1,155
Accrued expenses	4,045	4,712
Other payables (financial liabilities)	2,080	2,295
Related party payables	593	645
third parties	25	40
equity accounted investments	568	605
Trade payables	32,551	35,118
Other payables (non-financial liabilities)	7,664	9,228
Duties payable to revenue authorities	3,632	4,051
Value added tax	351	121
Trade and other payables	R 44,198	R 48,518